CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended	9 Months Ended
	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2016
REVENUES	$ 0	$ 0	$ 0
OPERATING EXPENSES
Research and development	0	45,174	67,566
General and administrative	500	164,732	493,484
Amortization of patent costs	0	2,637	6,719
TOTAL EXPENSES	500	212,543	567,769
OTHER INCOME/(EXPENSE)
Interest expense	0	(1,971)	(3,837)
OPERATING LOSS	(500)	(214,514)	(571,606)
NET LOSS	$ (500)	$ (214,514)	$ (571,606)
BASIC AND DILUTED LOSS PER SHARE	$ (0.00)	$ (0.00)	$ (0.01)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	32,010,000	100,621,359	90,866,349